Summary of Significant Accounting Policies Basis of Presentation - Summary of Class A Common Stock Subject to Possible Redemption (Detail) - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Less:
Proceeds allocated to Public Warrants		$ (10,500,000)
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds	$ 400,000,000	400,000,000	$ 400,000,000
Less:
Proceeds allocated to Public Warrants	(18,400,000)	(18,400,000)	(18,400,000)
Class A ordinary shares issuance costs	(20,292,642)	(20,292,642)	(20,292,642)
Plus:
Accretion of carrying value to redemption value	38,692,642	38,692,642	38,692,642
Class A ordinary shares subject to possible redemption	$ 400,000,000	$ 400,000,000	$ 400,000,000